Document And Entity Information	6 Months Ended
Jun. 30, 2023
Document Information [Line Items]
Amendment Description	AMENDMENT NO. 2
Document Type	S-1/A
Entity Registrant Name	TRULEUM, INC
Entity Incorporation, State or Country Code	CO
Entity Tax Identification Number	90-1020566
Entity Address, Address Line One	14143 Denver West Parkway
Entity Address, City or Town	Golden
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80401
City Area Code	800
Local Phone Number	819-0604
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0000855787
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Amendment Flag	true